HEDGE ACCOUNTING - Fair value hedges (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Nov. 02, 2016 USD ($)
Disclosure of detailed information about hedges [line items]
Assets	$ 156,220	$ 166,598
Liabilities	$ 56,627	$ 94,298	$ 500
Fair value hedges | Interest rate | Securities issued or secured by Government and Corporate issuers
Disclosure of detailed information about hedges [line items]
Notional amount	70,366
Assets	$ 71,062
Change in fair value	$ (4,948)
Fair value hedges | Interest rate | Bonds issued
Disclosure of detailed information about hedges [line items]
Notional amount	343,250
Liabilities	$ 388,754
Change in fair value	$ (26,427)
Fair value hedges | Interest rate | Interest rate Swap
Disclosure of detailed information about hedges [line items]
Notional amount	70,366
Liabilities	$ 21,438
Change in fair value	$ 29,695
Fair value hedges | Interest rate | Cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	343,250
Assets	$ 32,895
Change in fair value	$ 5,427